Commitments and Contingencies - Schedule of Future Minimum Lease Payments For Noncancelable Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2021	$ 1,139	$ 2,659
2022	2,379	2,398
2023	2,360	1,778
2024	2,231	1,538
2025	2,202	1,492
2026 and thereafter	5,062	3,027
Total	$ 15,373	$ 12,892